Subsequent events	6 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Significant subsequent events
19. Subsequent events:
Cancellation of treasury shares
On December 1, 2020, the Company ha
s
canceled a part of its own shares in accordance with Article 178 of the Companies Act of Japan.
Outline of Cancellation

1. Type of shares to be cancelled	Nomura Holdings common shares
2. Number of shares to be cancelled	260,000,000 shares (7.4 percent of outstanding shares)